SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of General and Administrative Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of supplementary financial statement information [Abstract]
Payroll and related expenses	$ 1,706	$ 1,408	$ 1,369
Share based compensation	895	583	729
Professional fees	1,248	1,103	1,044
Insurance	1,046	1,064	603
Depreciation	39	42	70
Other	132	108	99
General and administrative expenses	$ 5,066	$ 4,308	$ 3,914